INVESCO BOND FUNDS, INC.

          INVESCO High Yield Fund--Investor Class, Class A, B, C, and K
        INVESCO Select Income Fund--Investor Class, Class A, B, C, and K
         INVESCO Tax-Free Bond Fund--Investor Class, Class A, B, and C
    INVESCO U.S. Government Securities Fund--Investor Class, Class A, B, and C

  Supplement dated August 14, 2003 to the Prospectus dated December 31, 2002, as Supplemented June 12, 2003 and June 30, 2003


The Board of Directors of INVESCO Bond Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM Bond Funds, Inc."

The Board of Directors of the Company also approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund.

The proposed advisory agreement relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management teams for the Funds will not change nor will the advisory fees paid by the Funds change as a result of this restructuring.

The Board of Directors of the Company previously approved, on June 9, 2003, a transaction in which each Fund would transfer all of its assets and liabilities to a separate series portfolio of AIM Investment Securities Funds (each, a "Reorganization"). The Company will enter into the proposed advisory agreements for each Fund only if the Reorganization is not approved by such Fund's shareholders.

For each Fund, the proposed investment advisory agreement requires the approval of such Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of a Fund do not approve the proposed investment advisory agreement, the current investment advisory agreement with INVESCO will continue in effect for such Fund.

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

--------------------------------------------------------------------------------------------------------
    SHAREHOLDERS INVESTED IN THE FOLLOWING          WILL BE OFFERED THE ABILITY TO EXCHANGE INTO
        CLASSES OF THE INVESCO FUNDS:                 THE FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------------------------------
o   Investor Class Shares                           o   Class A Shares of Category I and II AIM
                                                        Funds and AIM Tax-Exempt Cash Fund
o   Class A Shares(1)
                                                    o   Class A3 Shares of all AIM Funds

                                                    o   AIM Cash Reserve Shares of AIM Money
                                                        Market Fund
--------------------------------------------------------------------------------------------------------
o   Class B Shares                                  o   Class B Shares of all AIM Funds, with the
                                                        exception of AIM Floating Rate Fund
--------------------------------------------------------------------------------------------------------
o   Class C Shares                                  o   Class C Shares of all AIM Funds, with the
                                                        exception of AIM Floating Rate Fund
--------------------------------------------------------------------------------------------------------
o   Institutional Class Shares                      o   Institutional Class Shares of all AIM Retail
                                                        Funds
--------------------------------------------------------------------------------------------------------
o   Class K Shares                                  o   There is currently no like class of shares
                                                        offered by the AIM Funds

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 Shareholders invested in the following             Will be offered the ability to exchange into
       classes of the AIM Funds:                     the following classes of the INVESCO Funds:
--------------------------------------------------------------------------------------------------------
o   Class A Shares of all AIM Funds, with the       o   Class A Shares of all INVESCO
    exception of Class A Shares of Category III         Funds(2)
    Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund
--------------------------------------------------------------------------------------------------------

----------
1   Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash
    Fund or AIM Money Market Fund.

2   The shareholder  would be required to pay an initial sales charge when exchanging from a Fund with a lower  initial  sales  charge  than the one into which he or she was  exchanging.  Neither  AIM Cash
    Reserve  Shares of AIM Money  Market  Fund nor  Class A Shares of AIM  Tax-Exempt  Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.


--------------------------------------------------------------------------------------------------------
 Shareholders invested in the following             Will be offered the ability to exchange into
       classes of the AIM Funds:                     the following classes of the INVESCO Funds:
--------------------------------------------------------------------------------------------------------
o   Class B Shares of all AIM Funds                 o   Class B Shares of all INVESCO Funds
--------------------------------------------------------------------------------------------------------
o   Class C Shares of all AIM Funds                 o   Class C Shares of all INVESCO Funds
--------------------------------------------------------------------------------------------------------
o   Institutional Class Shares of all AIM Retail    o   Institutional Class Shares of all INVESCO
    Funds                                               Funds
--------------------------------------------------------------------------------------------------------
o   Class R Shares                                  o   There is currently no like class of shares
                                                        offered by the INVESCO Funds
--------------------------------------------------------------------------------------------------------

INVESCO Funds Group, Inc. intends to implement the changed market timing exchange policy described below.

The following policy governing exchanges is effective on or about November 10, 2003: you are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

THE INFORMATION IN THE FOLLOWING THREE PARAGRAPHS SUPERSEDES THE INFORMATION IN THE SUPPLEMENT TO THE PROSPECTUS DATED JUNE 30, 2003 RELATING TO RIGHTS OF
ACCUMULATION:

Effective August 18, 2003, the following replaces in its entirety the seventh paragraph appearing under the heading "How to Buy Shares - Sales Charges (Class A, B, C and K Only)" in the prospectus:

Rights of Accumulation. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

                                 HIGH YIELD FUND

INVESCO Funds Group, Inc. intends to implement the changed market timing redemption fee described below.

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, the following classes of the following funds (either by selling or exchanging to another INVESCO Fund or an AIM Fund) within 30 days of their purchase:

          FUND                                             CLASSES
INVESCO European Fund                           Class A and Investor Class shares
INVESCO International Blue Chip Value Fund      Class A and Investor Class shares
INVESCO High Yield Fund                         Class A and Investor Class shares
INVESCO S&P 500 Index Fund                      Investor and Institutional Class shares

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

     1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

     2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

     3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

     4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

     5)   a redemption initiated by a Fund.


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